Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Financial assets
Cash and deposits with banks	$ 17,691
Securities	101,664	$ 93,419
Cash collateral on securities borrowed	5,488	5,035
Securities purchased under resale agreements	43,450	40,383
Loans
Residential mortgages	207,749	207,271
Credit card	12,673	12,378
Business and government	109,555	97,766
Derivative instruments	21,431	24,342
Customers' liability under acceptances	10,265	8,824
Deposits
Personal	163,879	159,327
Business and government	240,149	225,622
Bank	14,380	13,789
Secured borrowings	42,607	40,968
Derivative instruments	20,973	23,271
Obligations related to securities sold short	13,782	13,713
Cash collateral on securities lent	2,731	2,024
Obligations related to securities sold under repurchase agreements	30,840	27,971
Subordinated indebtedness	4,080	3,209
IFRS9 [member]
Financial assets
Securities	101,664
IAS 39 [member]
Financial assets
Securities		93,419
Financial assets at amortised cost [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	17,637
Securities	12,876
Cash collateral on securities borrowed	5,488
Securities purchased under resale agreements	40,128
Loans
Residential mortgages	207,523
Personal	42,577
Credit card	12,255
Business and government	92,605
Derivative instruments	0
Customers' liability under acceptances	10,265
Other assets	10,230
Financial assets at amortised cost [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		13,735
Securities		2,435
Cash collateral on securities borrowed		5,035
Securities purchased under resale agreements		38,933
Loans
Residential mortgages		207,056
Personal		40,442
Credit card		11,992
Business and government		83,222
Derivative instruments		0
Customers' liability under acceptances		8,824
Other assets		7,386
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	54
Securities	52,394
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	3,322
Loans
Residential mortgages	12
Personal	0
Credit card	0
Business and government	16,424
Derivative instruments	21,431
Customers' liability under acceptances	0
Other assets	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		417
Securities		50,679
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		0
Loans
Residential mortgages		12
Personal		0
Credit card		0
Business and government		14,010
Derivative instruments		24,342
Customers' liability under acceptances		0
Other assets		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	0
Securities	184
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	0
Personal	0
Credit card	0
Business and government	0
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		0
Securities		148
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		1,450
Loans
Residential mortgages		0
Personal		0
Credit card		0
Business and government		0
Derivative instruments		0
Customers' liability under acceptances		0
Other assets		0
Financial assets at fair value through OCI [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	0
Securities	36,210
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	0
Personal	0
Credit card	0
Business and government	0
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	0
Financial assets at fair value through OCI [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		0
Securities		40,157
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		0
Loans
Residential mortgages		0
Personal		0
Credit card		0
Business and government		0
Derivative instruments		0
Customers' liability under acceptances		0
Other assets		0
Carrying value [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	17,691
Securities	101,664
Cash collateral on securities borrowed	5,488
Securities purchased under resale agreements	43,450
Loans
Residential mortgages	207,535
Personal	42,577
Credit card	12,255
Business and government	109,029
Derivative instruments	21,431
Customers' liability under acceptances	10,265
Other assets	10,230
Carrying value [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		14,152
Securities		93,419
Cash collateral on securities borrowed		5,035
Securities purchased under resale agreements		40,383
Loans
Residential mortgages		207,068
Personal		40,442
Credit card		11,992
Business and government		97,232
Derivative instruments		24,342
Customers' liability under acceptances		8,824
Other assets		7,386
Financial liabilities at amortised cost [member] | IFRS9 [member]
Deposits
Personal	163,113
Business and government	233,174
Bank	14,380
Secured borrowings	42,481
Derivative instruments	0
Acceptances	10,296
Obligations related to securities sold short	0
Cash collateral on securities lent	2,731
Obligations related to securities sold under repurchase agreements	30,840
Other liabilities	13,030
Subordinated indebtedness	4,080
Financial liabilities at amortised cost [member] | IAS 39 [member]
Deposits
Personal		158,690
Business and government		220,050
Bank		13,789
Secured borrowings		40,634
Derivative instruments		0
Acceptances		8,828
Obligations related to securities sold short		0
Cash collateral on securities lent		2,024
Obligations related to securities sold under repurchase agreements		27,971
Other liabilities		9,782
Subordinated indebtedness		3,209
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | IFRS9 [member]
Deposits
Personal	0
Business and government	0
Bank	0
Secured borrowings	0
Derivative instruments	20,973
Acceptances	0
Obligations related to securities sold short	13,782
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Other liabilities	95
Subordinated indebtedness	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member] | IFRS9 [member]
Deposits
Personal	766
Business and government	6,975
Bank	0
Secured borrowings	126
Derivative instruments	0
Acceptances	0
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Other liabilities	17
Subordinated indebtedness	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member] | IAS 39 [member]
Deposits
Personal		637
Business and government		5,572
Bank		0
Secured borrowings		334
Derivative instruments		0
Acceptances		0
Obligations related to securities sold short		0
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Other liabilities		9
Subordinated indebtedness		0
Financial liabilities measured at fair value through OCI [member] | IFRS9 [member]
Deposits
Personal	0
Business and government	0
Bank	0
Secured borrowings	0
Derivative instruments	0
Acceptances	0
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Other liabilities	0
Subordinated indebtedness	0
Financial liabilities measured at fair value through OCI [member] | IAS 39 [member]
Deposits
Personal		0
Business and government		0
Bank		0
Secured borrowings		0
Derivative instruments		0
Acceptances		0
Obligations related to securities sold short		0
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Other liabilities		0
Subordinated indebtedness		0
Carrying value [member] | IFRS9 [member]
Deposits
Personal	163,879
Business and government	240,149
Bank	14,380
Secured borrowings	42,607
Derivative instruments	20,973
Acceptances	10,296
Obligations related to securities sold short	13,782
Cash collateral on securities lent	2,731
Obligations related to securities sold under repurchase agreements	30,840
Other liabilities	13,142
Subordinated indebtedness	4,080
Carrying value [member] | IAS 39 [member]
Deposits
Personal		159,327
Business and government		225,622
Bank		13,789
Secured borrowings		40,968
Derivative instruments		23,271
Acceptances		8,828
Obligations related to securities sold short		13,713
Cash collateral on securities lent		2,024
Obligations related to securities sold under repurchase agreements		27,971
Other liabilities		9,917
Subordinated indebtedness		3,209
Financial liabilities at fair value through trading [member] | IAS 39 [member]
Deposits
Personal		0
Business and government		0
Bank		0
Secured borrowings		0
Derivative instruments		23,271
Acceptances		0
Obligations related to securities sold short		13,713
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Other liabilities		126
Subordinated indebtedness		0
Financial assets at fair value [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	17,691
Securities	101,507
Cash collateral on securities borrowed	5,488
Securities purchased under resale agreements	43,450
Loans
Residential mortgages	205,868
Personal	42,559
Credit card	12,255
Business and government	108,917
Derivative instruments	21,431
Customers' liability under acceptances	10,265
Other assets	10,230
Financial assets at fair value [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		14,152
Securities		93,406
Cash collateral on securities borrowed		5,035
Securities purchased under resale agreements		40,383
Loans
Residential mortgages		206,135
Personal		40,438
Credit card		11,992
Business and government		97,188
Derivative instruments		24,342
Customers' liability under acceptances		8,824
Other assets		7,386
Financial assets fair value over (under) carrying value [member] | IFRS9 [member]
Financial assets
Cash and deposits with banks	0
Securities	(157)
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	(1,667)
Personal	(18)
Credit card	0
Business and government	(112)
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	0
Financial assets fair value over (under) carrying value [member] | IAS 39 [member]
Financial assets
Cash and deposits with banks		0
Securities		(13)
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		0
Loans
Residential mortgages		(933)
Personal		(4)
Credit card		0
Business and government		(44)
Derivative instruments		0
Customers' liability under acceptances		0
Other assets		0
Financial liabilities at fair value [member] | IFRS9 [member]
Deposits
Personal	163,642
Business and government	240,374
Bank	14,380
Secured borrowings	42,868
Derivative instruments	20,973
Acceptances	10,296
Obligations related to securities sold short	13,782
Cash collateral on securities lent	2,731
Obligations related to securities sold under repurchase agreements	30,840
Other liabilities	13,142
Subordinated indebtedness	4,340
Financial liabilities at fair value [member] | IAS 39 [member]
Deposits
Personal		159,302
Business and government		225,955
Bank		13,789
Secured borrowings		41,391
Derivative instruments		23,271
Acceptances		8,828
Obligations related to securities sold short		13,713
Cash collateral on securities lent		2,024
Obligations related to securities sold under repurchase agreements		27,971
Other liabilities		9,917
Subordinated indebtedness		3,541
Financial liabilities, fair value over (under) carrying value [member] | IFRS9 [member]
Deposits
Personal	(237)
Business and government	225
Bank	0
Secured borrowings	261
Derivative instruments	0
Acceptances	0
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Other liabilities	0
Subordinated indebtedness	$ 260
Financial liabilities, fair value over (under) carrying value [member] | IAS 39 [member]
Deposits
Personal		(25)
Business and government		333
Bank		0
Secured borrowings		423
Derivative instruments		0
Acceptances		0
Obligations related to securities sold short		0
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Other liabilities		0
Subordinated indebtedness		$ 332